VALUE LINE INCOME & GROWTH FUND INC
Value Line Income and Growth Fund, Inc.
Investment objectives
The Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk.
Capital growth to increase total return is a secondary objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage o f the value of your investment)
Annual Fund Operating Expenses		VALUE LINE INCOME & GROWTH FUND INC C000020636 VALUE LINE INCOME & GROWTH FUND INC
Management Fees		0.67%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.27%
Total Annual Fund Operating Expenses		1.19%
Less: 12b-1 Fee Waiver	[1]	(0.05%)
Net Expenses		1.14%
[1]	Effective May 1, 2013 through June 30, 2014, EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.05% of the Fund's average daily net assets. The waiver cannot be modified or terminated before June 30, 2014 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
VALUE LINE INCOME & GROWTH FUND INC C000020636 VALUE LINE INCOME & GROWTH FUND INC	116	373	650	1,439

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s goals, EULAV Asset Management (the “Adviser”) invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, money market securities and investment grade debt securities rated at the time of purchase from the highest (AAA) to medium (BBB) quality. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The common stocks in which the Fund invests usually, as measured by the number and total value of purchases, are selected from those securities ranked 1, 2 or 3 by either Ranking System at the time of purchase. Although the Fund can invest in companies of any size, it generally invests in U.S. securities issued by larger, more established companies (those with a market capitalization of more than $5 billion).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon a fund’s mix of stocks, bonds and money market securities. Therefore, before you invest in this Fund you should carefully evaluate the risks.

The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. You also assume an interest rate risk, the possibility that as interest rates rise the value of some fixed income securities, especially those securities with longer maturities, may decrease. BBB-rated bonds are more speculative than higher rated investment grade bonds.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser’s investment strategies may not be able to produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 10.

To the extent the Fund uses the Ranking Systems, there is the risk that securities not covered by the Ranking Systems or lower rated securities will appreciate to a greater extent than those securities in the Fund’s portfolio.

The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The Fund will be more affected by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index and the Barclays Capital U.S. Government/Credit Index, which are broad based equity and bond market indices, respectively. All returns reflect reinvested dividends. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter: Q2 2003 +12.19%
Worst Quarter: Q4 2008 –13.78%

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns VALUE LINE INCOME & GROWTH FUND INC	Label		1 year	5 years	10 years
C000020636 VALUE LINE INCOME & GROWTH FUND INC	Return before taxes		10.62%	3.20%	8.18%
C000020636 VALUE LINE INCOME & GROWTH FUND INC After Taxes on Distributions	Return after taxes on distributions		9.74%	2.77%	6.98%
C000020636 VALUE LINE INCOME & GROWTH FUND INC After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares		8.04%	2.65%	6.74%
S&P® 500 Index	S&P® 500 Index	[1]	11.29%	3.38%	6.33%
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index	[1]	11.29%	3.38%	6.33%
[1]	Reflects no deduction for fees or expenses.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	VALUE LINE INCOME & GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000102757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
VALUE LINE INCOME & GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Income and Growth Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital growth to increase total return is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage o f the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s goals, EULAV Asset Management (the “Adviser”) invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, money market securities and investment grade debt securities rated at the time of purchase from the highest (AAA) to medium (BBB) quality. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The common stocks in which the Fund invests usually, as measured by the number and total value of purchases, are selected from those securities ranked 1, 2 or 3 by either Ranking System at the time of purchase. Although the Fund can invest in companies of any size, it generally invests in U.S. securities issued by larger, more established companies (those with a market capitalization of more than $5 billion).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s goals, EULAV Asset Management (the “Adviser”) invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, money market securities and investment grade debt securities rated at the time of purchase from the highest (AAA) to medium (BBB) quality.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon a fund’s mix of stocks, bonds and money market securities. Therefore, before you invest in this Fund you should carefully evaluate the risks.

The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. You also assume an interest rate risk, the possibility that as interest rates rise the value of some fixed income securities, especially those securities with longer maturities, may decrease. BBB-rated bonds are more speculative than higher rated investment grade bonds.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. The Adviser’s investment strategies may not be able to produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 10.

To the extent the Fund uses the Ranking Systems, there is the risk that securities not covered by the Ranking Systems or lower rated securities will appreciate to a greater extent than those securities in the Fund’s portfolio.

The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The Fund will be more affected by changes in stock prices, which have historically tended to fluctuate more than bond prices.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index and the Barclays Capital U.S. Government/Credit Index, which are broad based equity and bond market indices, respectively. All returns reflect reinvested dividends. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2003 +12.19%
Worst Quarter: Q4 2008 –13.78%

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

VALUE LINE INCOME & GROWTH FUND INC | C000020636 VALUE LINE INCOME & GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALIX
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less: 12b-1 Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.14%
1 year	rr_ExpenseExampleYear01	116
3 years	rr_ExpenseExampleYear03	373
5 years	rr_ExpenseExampleYear05	650
10 years	rr_ExpenseExampleYear10	1,439
2003	rr_AnnualReturn2003	24.43%
2004	rr_AnnualReturn2004	14.39%
2005	rr_AnnualReturn2005	9.98%
2006	rr_AnnualReturn2006	11.07%
2007	rr_AnnualReturn2007	7.84%
2008	rr_AnnualReturn2008	(21.52%)
2009	rr_AnnualReturn2009	23.07%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	(0.90%)
2012	rr_AnnualReturn2012	10.62%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	10.62%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	8.18%
VALUE LINE INCOME & GROWTH FUND INC | After Taxes on Distributions | C000020636 VALUE LINE INCOME & GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	9.74%
5 years	rr_AverageAnnualReturnYear05	2.77%
10 years	rr_AverageAnnualReturnYear10	6.98%
VALUE LINE INCOME & GROWTH FUND INC | After Taxes on Distributions and Sales | C000020636 VALUE LINE INCOME & GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	8.04%
5 years	rr_AverageAnnualReturnYear05	2.65%
10 years	rr_AverageAnnualReturnYear10	6.74%
VALUE LINE INCOME & GROWTH FUND INC | S&P® 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® 500 Index	[2]
1 year	rr_AverageAnnualReturnYear01	11.29%
5 years	rr_AverageAnnualReturnYear05	3.38%
10 years	rr_AverageAnnualReturnYear10	6.33%
VALUE LINE INCOME & GROWTH FUND INC | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index	[2]
1 year	rr_AverageAnnualReturnYear01	11.29%
5 years	rr_AverageAnnualReturnYear05	3.38%
10 years	rr_AverageAnnualReturnYear10	6.33%

[1]	Effective May 1, 2013 through June 30, 2014, EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the Fund's 12b-1 fee in an amount equal to 0.05% of the Fund's average daily net assets. The waiver cannot be modified or terminated before June 30, 2014 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2014.
[2]	Reflects no deduction for fees or expenses.